Label	Element	Value
T. Rowe Price Small-Cap Stock Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of small companies. The fund defines a small company as one whose market capitalization falls (i) within or below the current range of companies in either the Russell 2000® Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market capitalization of companies in either index as of December 31 of the three preceding years. The Russell 2000® and S&P SmallCap 600 Indices are widely used benchmarks for tracking small-cap stock performance. As of December 31, 2022, the market capitalization ranges for the Russell 2000® Index and the S&P SmallCap 600 Index were approximately $6.07 million to $7.93 billion, and $203.12 million to $6.28 billion, respectively. The market capitalizations of the companies in the fund’s portfolio and the Russell and S&P indices change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The fund may, on occasion, purchase companies with a market capitalization above the ranges. When choosing stocks, we generally look for one or more of the following characteristics:

• capable management;

• attractive business niches;

• pricing flexibility;

• sound financial and accounting practices;

• a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; and

• the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.

Holdings will be widely diversified by industry and issuer, and stock selection may reflect either a growth or value investment approach. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s). The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of small companies. The fund defines a small company as one whose market capitalization falls (i) within or below the current range of companies in either the Russell 2000® Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market capitalization of companies in either index as of December 31 of the three preceding years. The Russell 2000® and S&P SmallCap 600 Indices are widely used benchmarks for tracking small-cap stock performance. As of December 31, 2022, the market capitalization ranges for the Russell 2000® Index and the S&P SmallCap 600 Index were approximately $6.07 million to $7.93 billion, and $203.12 million to $6.28 billion, respectively. The market capitalizations of the companies in the fund’s portfolio and the Russell and S&P indices change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The fund may, on occasion, purchase companies with a market capitalization above the ranges. When choosing stocks, we generally look for one or more of the following characteristics:· capable management;· attractive business niches;· pricing flexibility;· sound financial and accounting practices;· a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; and· the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Small-cap stocks Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Investing style Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Private placements and IPOs Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Liquidity A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	25.46%	Worst Quarter	3/31/20	-26.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Small-Cap Stock Fund, Inc. | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Small-Cap Stock Fund, Inc. | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[1]
T. Rowe Price Small-Cap Stock Fund, Inc. | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	22.35%	[2]
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Index
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%	[1]
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.54%)
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	19.66%	[2]
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%	[1]
T. Rowe Price Small-Cap Stock Fund, Inc. | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.22%)
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	25.79%	[2]
T. Rowe Price Small-Cap Stock Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
Annual Return 2013	rr_AnnualReturn2013	37.65%
Annual Return 2014	rr_AnnualReturn2014	6.90%
Annual Return 2015	rr_AnnualReturn2015	(3.18%)
Annual Return 2016	rr_AnnualReturn2016	18.57%
Annual Return 2017	rr_AnnualReturn2017	15.27%
Annual Return 2018	rr_AnnualReturn2018	(3.24%)
Annual Return 2019	rr_AnnualReturn2019	33.63%
Annual Return 2020	rr_AnnualReturn2020	25.05%
Annual Return 2021	rr_AnnualReturn2021	17.14%
Annual Return 2022	rr_AnnualReturn2022	(23.49%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.46%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.19%)
1 Year	rr_AverageAnnualReturnYear01	(23.49%)
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 1956
T. Rowe Price Small-Cap Stock Fund, Inc. | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.18%)
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	9.30%
T. Rowe Price Small-Cap Stock Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.37%)
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	8.68%
T. Rowe Price Small-Cap Stock Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	(23.37%)
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Small-Cap Stock Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	(23.69%)
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2000
T. Rowe Price Small-Cap Stock Fund, Inc. | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[4]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	(22.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	21.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020

[1]	Return since 8/28/15.
[2]	Return since 3/16/20.
[3]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[4]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.